Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2012	2012	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	1,296	1,271	-	1,271	-

Net written put
option	497	497	-	-	497

Total	1,793	1,768	-	1,271	497

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2011	2011	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	2,226	2,102	-	2,102	-

Net written put
option	366	366	-	-	366

Total	2,592	2,468	-	2,102	366